Investments accounted for using the equity method - Summary of share of profits of equity method investees (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Investments accounted for using equity method [abstract]
Joint Ventures	€ 737	€ (95)		€ (78)
Associates	22	24		18
Other	(22)	(3)		(2)
Total Share of the profit/(loss) of equity method investees	€ 737	€ (74)	[1]	€ (62)	[1]

[1]	Refer to Note 3, Scope of consolidation